Earnings Per Share Dividends	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Earnings Per Share Dividends
42.	EARNINGS PER SHARE - DIVIDENDS
Basic earnings per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
In calculating the weighted average of outstanding common shares, the number of shares at the beginning of the year is adjusted, if applicable, by the number of common shares issued or withdrawn during the fiscal year, weighted by the number of days those shares have been outstanding. Note 41 provides a breakdown of the changes in the Bank’s capital stock.
The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2023	12/31/2022	12/31/2021
Net profit attributable to parent’s shareholders	587,324,400	126,950,267	138,744,986
Plus: Potential dilutive effect inherent to common shares (1)
Net profit attributable to parent’s shareholders adjusted for dilution	587,324,400	126,950,267	138,744,986
Weighted average of outstanding common shares of the fiscal year	639,413	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,413	639,413	639,413

Basic earnings per share (in pesos)	918.5368	198.5419	216.9881

(1)	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.
Dividends paid and proposed
During 2020 and 2021, the BCRA issued Communiqués that suspended the payment of earnings distributions resolved by the Shareholders’ Meetings. As a consequence of the abovementioned suspensions, as of December 31, 2021 dividends pending distribution amounted to 26,580,415 (not restated), which had been approved by the Shareholders’ Meetings held on April 30 and October 21, 2020 and April 30, 2021.

On December 16, 2021, the BCRA issued Communiqué “A” 7421, which established: (i) from January 1, 2022, through December 31, 2022, financial institutions were allowed to distribute up to 20% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, and (ii) financial institutions that have the BCRA’s authorization for the earnings distributions have to perform it in 12 equal, monthly and consecutive installments.
On May 12, 2022, the BCRA approved the dividends distribution requested by the Bank in accordance with the Communiqué mentioned in the previous paragraph for an amount of 19,751,444 (not restated), which was paid during the fiscal year ended December 31, 2022 according to the schedule. Additionally, the balance of the approved
dividends pending
of
payment
for exceeding
the abovementioned limit, amounted to 6,828,971 (not restated).
Moreover, the Shareholders’ Meeting held on April 29, 2022, resolved to distribute cash dividends or dividends in kind, in this case, measured at market value for an amount of 14,187,873 (not restated), representing
22.18
pesos per share, subject to prior authorization from the BCRA which, added to the dividends still to be paid because they exceeded the abovementioned limit, amounted to 21,016,844 (not restated) and were recorded in a “Reserve for dividends pending authorization from the BCRA”. Through Communiqué “A” 7719 issued on March 9, 2023, the BCRA established that from April 1, 2023 up to December 31, 2023, financial institutions which have the BCRA’s authorization, will be allowed to distribute up to 40% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, in six
equal, monthly and consecutive installments.
The Shareholders’ Meeting held on April 25, 2023, decided to distribute a cash dividend and/or a dividend in kind, in this case measured at market value, for an amount of 75,040,918, representing 117.36 pesos per share, prior to BCRA authorization. On May 12, 2023 the BCRA authorized this earning distribution that shall be paid in six
equal, monthly and consecutive installments. As of the date of issuance of these consolidated Financial Statements all the installments were paid.
Additionally, the Shareholders’ Meeting held on April 12, 2024, decided to distribute an amount of 294,130,168 (in constant currency as of December 31, 2023) to pay a cash dividend and/or a dividend in kind, representing 460 pesos per share, prior BCRA authorization. Pursuant to the provisions of Communique “A” 7984 issued on March 21, 2024, earning distribution shall be paid in six equal, monthly and consecutive installments. The amount of each dividend installments shall be paid in constant currency as of each payment date, after re-expression of the relevant payable amount by applying the most recently published IPC ratio before the date on which each of the above mentioned installments is made available according to the payment schedule duly fixed by the Board. See also Note 51 together with the earnings distribution proposal.
Finally, as mentioned in Note 14, on September 29, 2023, Macro Agro SAU distributed cash dividends for an amount of
440,000
(not restated).